Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 216,624	$ 164,306
Less accumulated depreciation and amortization	(97,423)	(71,864)
Property and equipment, net	119,201	92,442
Depreciation and amortization of property and equipment	26,398	20,782	$ 16,768
Video game terminals and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	166,850	126,043
Amusement and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,417	12,539
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,540	1,827
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,715	5,092
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	44	44
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,304	7,174
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,075	9,365
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	911	883
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 768	$ 1,339